Share-Based Compensation Expenses	6 Months Ended
Jun. 30, 2026
Share-Based Compensation Expenses
Share-Based Compensation Expenses

Note 15 - Share-Based Compensation Expenses

Share-based compensation expenses comprised the following:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2026	2025	2026	2025
Stock options and restricted share units	$1.0	$1.7	$2.1	$3.1
Deferred share units	(4.5)	1.1	0.6	5.4
	$(3.5)	$2.8	$2.7	$8.5

Share-based compensation expenses include expenses related to equity-settled stock options, restricted share units (“RSUs”) and deferred share units (“DSUs”), as well as the mark-to-market gain or loss related to the DSUs.